Operations (Details 5) - BRL (R$) R$ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Profit (loss) before tax				R$ 3,246,659	R$ 2,907,234	R$ 2,489,724
NET INCOME				2,687,939	R$ 2,799,370	R$ 2,327,168
HPP Mauá
Disclosure of subsidiaries [line items]
Profit (loss) before tax		R$ 95,649	R$ 137,289	232,938
NET INCOME		24,847	50,976	75,823
MSG
Disclosure of subsidiaries [line items]
Profit (loss) before tax		198,526	197,024	395,550
NET INCOME		46,021	57,369	103,390
HPP Mauá and MSG [Member]
Disclosure of subsidiaries [line items]
Profit (loss) before tax	R$ 141,661	294,175	334,313	628,488
NET INCOME	R$ 93,496	R$ 70,868	R$ 108,345	R$ 179,213